Property and Equipment - Schedule of Depreciation and Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Depreciation and amortization expense	$ 25,875	$ 24,950	$ 25,028
Assets under capital lease, net [Member]
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Depreciation and amortization expense	2,423
Building [Member]
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Depreciation and amortization expense	245	2,951	2,968
Information systems, hardware and software [Member]
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Depreciation and amortization expense	10,955	14,614	13,690
Assembly equipment, furniture, fixtures and other [Member]
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Depreciation and amortization expense	$ 12,252	$ 7,385	$ 8,370